Revenue - Summary of Transaction Price Allocated To The Remaining Performance Obligation For Contracts With Customers (Detail) - SpiderNet ecosystem solutions services [Member] - HKD ($)
$ in Thousands
	Apr. 30, 2022	Apr. 30, 2021
Disclosure of transaction price allocated to remaining performance obligations [line items]
Transaction price allocated to remaining performance obligations	$ 73,408	$ 241,352
Within one year
Disclosure of transaction price allocated to remaining performance obligations [line items]
Transaction price allocated to remaining performance obligations	68,091	173,924
More than one year but not more than two years
Disclosure of transaction price allocated to remaining performance obligations [line items]
Transaction price allocated to remaining performance obligations	5,317	62,111
More than two years
Disclosure of transaction price allocated to remaining performance obligations [line items]
Transaction price allocated to remaining performance obligations	$ 0	$ 5,317